Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Capital commitments	¥ 826
Guarantor Obligations, Current Carrying Value	¥ 30,400	¥ 30,000